Earnings Per Share	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share

Note 4. Earnings Per Share

The Company calculates earnings per share under ASC 260, Earnings Per Share. Basic earnings per share exclude dilution and are computed by dividing income available to common shareholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock.

The following tables show the Company’s earnings per share for the periods presented:

	For the three months ended
	March 31, 2015
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings (loss) per share from continuing operations
Net income (loss) available to common shareholders	$ (1,807)	37,745,619	$ (0.05)
Effect of dilutive securities
Common stock options	-	-	-
Diluted earnings (loss) per share
Net income (loss) available to common shareholders	$ (1,807)	37,745,619	$ (0.05)

	For the three months ended
	March 31, 2015
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings (loss) per share from discontinued operations
Net income (loss) available to common shareholders	$ 2,021	37,745,619	$ 0.05
Effect of dilutive securities
Common stock options	-	312,782	-
Diluted earnings (loss) per share
Net income (loss) available to common shareholders	$ 2,021	38,058,401	$ 0.05

	For the three months ended
	March 31, 2015
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings (loss) per share
Net income (loss) available to common shareholders	$ 214	37,745,619	$ -
Effect of dilutive securities
Common stock options	-	312,782	-
Diluted earnings (loss) per share
Net income (loss) available to common shareholders	$ 214	38,058,401	$ -

Stock options for 892,000 shares, exercisable at prices between $9.58 and $25.43 per share, were outstanding at March 31, 2015, but were not included in the dilutive shares because the exercise price per share was greater than the average market price.

	For the three months ended
	March 31, 2014
	(restated)
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings (loss) per share from continuing operations
Net income (loss) available to common shareholders	$ 3,226	37,680,614	$ 0.08
Effect of dilutive securities
Common stock options	-	965,034	-
Diluted earnings (loss) per share
Net income (loss) available to common shareholders	$ 3,226	38,645,648	$ 0.08

	For the three months ended
	March 31, 2014
	(restated)
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings (loss) per share from discontinued operations
Net income (loss) available to common shareholders	$ (1,599)	37,680,614	$ (0.04)
Effect of dilutive securities
Common stock options	-	-	-
Diluted earnings (loss) per share
Net income (loss) available to common shareholders	$ (1,599)	37,680,614	$ (0.04)

	For the three months ended
	March 31, 2014
	(restated)
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings (loss) per share
Net income (loss) available to common shareholders	$ 1,627	37,680,614	$ 0.04
Effect of dilutive securities
Common stock options	-	965,034	-
Diluted earnings (loss) per share
Net income (loss) available to common shareholders	$ 1,627	38,645,648	$ 0.04

Stock options for 3,000 shares, exercisable at prices between $20.98 and $25.43 per share, were outstanding at March 31, 2014 but were not included in dilutive earnings per share computation because the exercise price per share was greater than the average market price.